Operating expenses	12 Months Ended
Dec. 31, 2020
Operating expenses
Operating expenses

3 Operating expenses

	2020	2019	2018
	£m	£m	£m
Salaries	2,533	2,513	2,560
Bonus awards	232	299	225
Temporary and contract costs	258	401	442
Social security costs	320	300	307
Pension costs	342	303	401
- defined benefit schemes (see Note 5)	215	188	307
- defined contribution schemes	127	115	94
Other	238	202	187
Staff costs	3,923	4,018	4,122

Premises and equipment (1)	1,223	1,259	1,383
UK bank levy (2)	167	134	179
Depreciation and amortisation (3)	905	1,176	731
Other administrative expenses (4)	1,678	2,694	3,193
Administrative expenses	3,973	5,263	5,486
Impairment of other intangible assets	9	44	37
	7,905	9,325	9,645

Notes:

(1)

2020 includes cost of £144 million including accelerated depreciation of £71 million (2019 - £161 million including £40 million accelerated depreciation) in relation to the planned reduction of the property portfolio (2020 – freehold £1 million; leasehold £143 million; 2019 - freehold £4million; leasehold £157 million).

(2)	2019 includes a rebate of £31 million relating to prior periods.
(3)

2020 includes a £107 million charge relating to the reduction in property portfolio, leasehold £86 million and freehold £21 million (2019 - £287 million charge, leasehold £37 million and freehold £250 million).

(4)	Includes litigation and conduct costs, net of amounts recovered. Refer to Notes 20 and 26 for further details.

The average number of persons employed, rounded to the nearest hundred, during the year, excluding temporary staff,was 61,400 (2019 - 64,200;2018 - 67,600). The average number of temporary employees during 2020 was 3,200 (2019 -4,100;2018 -  4,000). The number of persons employed at 31 December, excluding temporary staff, by reportable segment, was as follows:

	2020	2019	2018
Retail Banking	17,200	19,600	21,300
Ulster Bank RoI	2,600	2,700	2,900
Commercial Banking	9,700	9,700	9,800
Private Banking	2,200	1,900	1,900
RBS International	1,500	1,600	1,600
NatWest Markets	2,100	5,000	4,500
Central items & other	24,600	22,400	23,400
Total	59,900	62,900	65,400

UK	42,500	44,600	46,600
USA	300	400	500
Europe	3,800	4,100	4,100
Rest of the World	13,300	13,800	14,200
Total	59,900	62,900	65,400

During the year a number of roles transferred from Retail Banking and Commercial Banking into centralised functions. Comparatives have been re-stated.

Share-based payments

As described in the Remuneration report, NatWest Group grants share-based awards to employees principally on the following bases:

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Republic of Ireland, Channel Islands, Gibraltar and Isle of Man	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2021 to 2024
Deferred performance awards	All	Awards of ordinary shares	Continuing employment or leavers in certain circumstances	2021 to 2027
Long-term incentives (2)	Senior employees	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances and/or satisfaction of the pre-vest assessment and underpins	2021 to 2027

Notes:

(1)	All awards have vesting conditions and therefore some may not vest.
(2)	Long-term incentives include the Executive Share Option Plan, the Long-Term Incentive Plan and the Employee Share Plan.

The fair value of options granted in 2020 was determined using a pricing model that included: expected volatility of shares determined at the grant date based on historical volatility over a period of up to five years; expected option lives that equal the vesting period; expected dividends on equity shares; and risk-free interest rates determined from UK gilts with terms matching the expected lives of the options.

The strike price of options and the fair value on granting awards of fully paid shares is the average market price over the five trading days (three trading days for Sharesave) preceding grant date.

Sharesave	2020		2019		2018
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	2.01	84	2.18	75	2.38	60
Granted	1.12	35	1.78	25	1.89	28
Exercised	1.83	—	2.83	(4)	2.44	(4)
Cancelled	2.20	(23)	2.25	(12)	2.46	(9)
At 31 December	1.64	96	2.01	84	2.18	75

Options are exercisable within six months of vesting; 6.3 million options were exercisable at 31 December 2020 ( 2019 - 3.2 million; 2018 –  4.9 million ). The weighted average share price at the date of exercise of options was £ 1.57 (2019 - £2.49 ; 2018 - £2. 13). At 31 December 2020, exercise prices ranged from £1.12 to £2.27 (2019 - £1.68 to £ 2.91; 2018 - £1.68 to £3.43) and the remaining average contractual life was 2.3 years (2019 - 2.7 years; 2018 - 2.9 years ). The fair value of options granted in 2020 was £  8 million (2019 - £11 million; 2018 - £21 million).

Deferred performance awards	2020		2019		2018
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	196	76	233	92	264	101
Granted	109	67	110	42	156	59
Forfeited	(5)	(2)	(10)	(4)	(21)	(8)
Vested	(131)	(64)	(137)	(54)	(166)	(60)
At 31 December	169	77	196	76	233	92

The awards granted in 2020 vest in equal tranches on their anniversaries, predominantly over three years .

Long-term incentives	2020			2019			2018
	Value at	Shares	Options	Value at	Shares	Options	Value at	Shares	Options
	grant	awarded	over shares	grant	awarded	over shares	grant	awarded	over shares
	£m	(million)	(million)	£m	(million)	(million)	£m	(million)	(million)
At 1 January	63	25	—	85	32	2	102	37	2
Granted	14	10	—	15	6	—	12	5	—
Vested/exercised	(17)	(7)	—	(12)	(4)	—	(5)	(2)	—
Lapsed	(10)	(4)	—	(25)	(9)	(2)	(24)	(8)	—
At 31 December	50	24	—	63	25	—	85	32	2

The market value of awards vested/exercised in 2020 was £ 13 million (2019 - £10 million; 2018 - £5 million). There are no vested options of shares exercisable up to 2021 (2019 - nil; 2018 - 2 million).

Bonus awards

The following tables analyse NatWest Group’s bonus awards for 2020.

	2020	2019	Change
	£m	£m	%
Non-deferred cash awards (1)	35	40	(13)
Total non-deferred bonus awards	35	40	(13)
Deferred bond awards	111	184	(40)
Deferred share awards	60	83	(28)
Total deferred bonus awards	171	267	(36)
Total bonus awards (2)	206	307	(33)

Bonus awards as a % of operating profit before tax (3)	(173)%	7%
Proportion of bonus awards that are deferred	83%	87%
of which
- deferred bond awards	65%	69%
- deferred share awards	35%	31%

	2020	2019	2018
Reconciliation of bonus awards to income statement charge	£m	£m	£m
Bonus awarded	206	307	335
Less: deferral of charge for amounts awarded for current year	(77)	(110)	(130)
Income statement charge for amounts awarded in current year	129	197	205

Add: current year charge for amounts deferred from prior years	114	127	86
Less: forfeiture of amounts deferred from prior years	(11)	(25)	(66)
Income statement charge for amounts deferred from prior years	103	102	20

Income statement charge for bonus awards (2)	232	299	225

Notes:

(1)	Cash awards are limited to £2,000 for all employees.
(2)	Excludes other performance related compensation.
(3)	Operating profit before tax and bonus expense.

	Actual			Expected
					2022
	2018	2019	2020	2021	and beyond
Year in which income statement charge is expected to be taken for deferred bonus awards	£m	£m	£m	£m	£m
Bonus awards deferred from 2018 and earlier	86	127	30	13	7
Bonus awards deferred from 2019	—	—	84	12	10
Less: forfeiture of amounts deferred from prior years	(66)	(25)	(11)	—	—
Bonus awards for 2020 deferred	—	—	—	58	19
	20	102	103	83	36